NUVEEN Exchange-Traded Funds

FEBRUARY 28, 1998

        SEMIANNUAL REPORT

DEPENDABLE, TAX-FREE INCOME TO HELP YOU KEEP MORE OF WHAT YOU EARN.

NPC
NCL
NCU
California

Photo of: Family standing by and swimming in pool.

Highlights
As of February 28, 1998



   CONTENTS
 1 Dear Shareholder
 3 Portfolio Manager's Comments
 5 NPC Performance Overview
 6 NCL Performance Overview
 7 NCU Performance Overview
 8 Shareholder Meeting Report
 9 Portfolio of Investments
19 Statement of Net Assets
20 Statement of Operations
21 Statement of Changes in Net Assets
22 Notes to Financial Statements
26 Financial Highlights
28 Building Better Portfolios
   Fund Information

================================================================================

Nuveen Insured California Premium Income
Municipal Fund, Inc.

PIE CHART:
Insured  69%
Escrowed 31%

o Stable Tax-Free Dividend for 21 Consecutive Months
o Taxable Equivalent Yield of 8.21% for Investors in
  Combined 37.4% Federal and State Income Tax Bracket
o 1-Year Total Return on NAV of 13.10% Outperforms Lehman Brothers California Insured Municipal Index

Nuveen Insured California Premium Income
Municipal Fund 2, Inc.

PIE CHART:

Insured  90%
Escrowed 10%

o Stable Tax-Free Dividend for 31 Consecutive Months
o Taxable Equivalent Yield of 8.13% for Investors in
  Combined 37.4% Federal and State Income Tax Bracket
o 1-Year Total Return on NAV of 12.30% Outperforms Lehman Brothers California Insured Municipal Index

Nuveen California Premium Income Municipal Fund

PIE CHART:

AAA      69%
AA       9%
A        14%
BBB/NR   8%

o Stable Tax-Free Dividend for 34 Consecutive Months
o Taxable Equivalent Yield of 8.39% for Investors in
  Combined 37.4% Federal and State Income Tax Bracket
o 1-Year Total Return on NAVof 12.18% Outperforms
  Both Lehman Brothers California Municipal Index and Lipper Peer Average

Dear Shareholder

TIMOTHY R. SCHWERTFEGER
CHAIRMAN OF THE BOARD

PHOTO OF: TIMOTHY R. SCHWERTFEGER

Wealth takes a lifetime to build. Once achieved, it should be preserved.

Over the past 12 months, the California Premium Income funds have performed exceptionally well, rewarding investors with attractive tax-free income and above-market returns. As of February 28, 1998, shareholders were receiving current market yields that ranged from 5.09% to 5.25%. To match these yields, investors in the combined 37.4% federal and California state income tax bracket would have had to earn between 8.13% and 8.39% on taxable alternatives. Dividend stability continues to be a hallmark of the Nuveen exchange-traded funds, as the dividends for the three funds in this report were declared a total of 36 times over the past year without a single adjustment.

For the year ended February 28, 1998, the funds posted total returns on share price that ranged from 17.77% to 21.04%, equivalent to taxable returns of 21.36% to 24.65% for investors in the combined 37.4% federal and California tax bracket. For shareholders in higher tax brackets, the tax-adjusted returns were even more attractive. You will find additional details on the individual performance of each fund on pages 5-7.


MUNICIPAL MARKET REVIEW
The bond market enjoyed a period of solid performance over the past year, as the benign inflationary environment provided the ideal backdrop for fixed-income investments, including municipal issues. A shrinking federal deficit and the inactivity of the Federal Reserve, which has been on hold since its last interest rate tightening in March 1997, also contributed to the positive environment for bonds.

Between the end of February 1997 and February 1998, the yield on 30-year Treasury bonds dropped from 6.80% to 5.92%, and the municipal market followed suit, as the yield on the Bond Buyer 40 declined from 5.76% to 5.24%. The relatively tight spread between tax-free municipal bond yields and taxable Treasury bond yields, combined with municipals' comparatively low volatility and dependable tax-free income, continue to make municipal bonds an attractive opportunity for investors in higher tax brackets.

MEETING INVESTOR NEEDS
The stable income stream and attractive returns detailed on the following pages demonstrate that these exchange-traded funds continued to achieve their investment objectives. In today's market environment, many investors are seeking conservatively managed investments that enable them to strike the proper balance between reward and risk in their portfolios. With their focus on consistent performance and moderated risk, Nuveen's exchange-traded funds can be ideal for investors who want to build and sustain long-term financial security.


BUILDING BETTER PORTFOLIOS
Nuveen's broad range of leveraged and unleveraged municipal bond funds provide a variety of choices so that investors can select the risk level appropriate to their individual needs. Each of these funds is managed with the same value investing approach that emphasizes in-depth research, quality investments and careful monitoring. Our exchange-traded funds can also be combined with other Nuveen investments, creating the foundation for a well-balanced investment portfolio that offers risk resistance as well as tax efficiency.

As you review the performance of your fund and discuss the results with your financial adviser, we hope that you continue to think of Nuveen when seeking quality invest ment solutions that withstand the test of time. Your adviser can introduce you to a variety of other Nuveen products and services designed to round out your portfolio of core investments. These include the Nuveen Growth and Income Stock Fund, our two balanced funds, which emphasize capital appreciation and stability through a blend of equities and Treasury securities or municipal bonds, and the new Nuveen Rittenhouse Growth Fund, a blue chip equity mutual fund that provides a tax-efficient approach to building and sustaining wealth. We encourage you to talk to your financial adviser about our additional products and services to determine those that can best complement your current Nuveen investments.

On behalf of everyone at Nuveen, I thank you for your continued confidence in us and our family of investments.

Sincerely,


TIMOTHY R. SCHWERTFEGER
Chairman of the Board

April 15, 1998



"We hope that you continue to think of Nuveen when seeking quality investment solutions that withstand the test of time."

Nuveen California Premium Income Funds
Portfolio Manager's Comments
PORTFOLIO MANAGER JOHN GAMBLA DISCUSSES THE PERFORMANCE OF THE CALIFORNIA PREMIUM INCOME FUNDS, THE CALIFORNIA MUNICIPAL MARKET, AND KEY INVESTMENT STRATEGIES.

PERFORMANCE REVIEW
The funds covered in this report performed exceptionally well over the past year, as each fund outperformed its respective benchmark by more than 200 basis points. For the period, the California Premium Income Fund posted a total return on net asset value of 12.18% versus an annual return of 9.72% for the Lehman Brothers California Municipal Bond Index, while the two insured funds produced total returns on net asset value of 12.30% and 13.10%, outpacing the Lehman California Insured Municipal Bond Index's 10.27%. Also, as Tim mentioned in his letter to shareholders, total returns on share price ranged from 17.77% to 21.04% for the year, providing taxable equivalent returns of 21.36% to 24.65% for investors in the combined 37.4% federal and California tax bracket.

In the current declining interest rate environment, the leveraged structure of these funds worked to shareholders advantage and helped performance. With short-term interest rates well below long-term rates, common shareholders benefited as leverage enabled us to pick up additional yield. During the past year, the longer duration of these funds also brought greater price appreciation.

In addition, the funds continued to generate a dependable stream of attractive tax-free income, which translated to outstanding taxable equivalent yields. Because of their exemption from both federal and state taxes, California municipal bond funds offer state residents excellent relative value and significantly higher taxable equivalent yields than taxable investments of comparable quality.


CALIFORNIA'S ECONOMIC REBOUND CONTINUES
California continues its strong economic recovery and is building a more diversified economy. High technology and service industry jobs are replacing positions lost in the 1990-94 state recession. Although the state's financial situation is improving, California continues to feel the pressures of mandated school funding levels (in accordance with Proposition 98), mandatory sentencing laws, and a required two-thirds legislative majority approval for budget passage. The supply of municipal bonds has been heavy and is expected to continue as the state enjoys rapid economic and population growth.

FINDING VALUE IN TODAY'S MARKET
The performance of the California Premium Income funds continues to be influenced by the longer duration and call protection that is characteristic of funds assembled in late 1992 and 1993. Duration measures a fund's price volatility, or reaction to interest rate movements. In a year that saw municipal bond yields, as measured by the Bond Buyer 40, fall more than 50 basis points, the longer durations of these funds - ranging from 6.09 to 8.41 years - proved to be beneficial. Their longer call protection also contributed to the exceptional performance of the past 12 months. During a market rally, such as that we have experienced over the past year, longer-maturity bonds are priced to their call dates rather than to their maturities. Therefore, bonds with the longest call protection maintain a longer duration helping the price appreciation of the fund.

Another element that contributed to the performance of these funds was the improving credit quality of the state of California, as the economy continues to rebound. The stronger economic environment - as evidenced by employment growth and diversification into high technology, service, and export-related industries
- has benefited individual issues and brought about credit rating upgrades for the state. This move is consistent with the larger trend of credit upgrades in the overall municipal market, as upgrades outnumbered downgrades by a margin of approximately 17 to 1 among the 2,879 credit rating revisions issued by Moody's in 1997.

We currently favor the tax allocation/special assessment sector of the California municipal market, which uses the bond proceeds to develop real estate, especially housing for seniors. Because these projects are often small in nature, the bonds are typically non-rated, adding attractive yields to the portfolio. An additional benefit is their favorable risk profile since they involve little or no construction risk. We expect the quality ratings of these bonds to continue to improve in line with the improving value of California real estate, resulting in further price appreciation.

PORTFOLIO CHANGES
Over the past few years, we took advantage of consolidation and deregulation in the utilities and healthcare sectors to selectively purchase bonds that we anticipated would add quality, income, and stability to the portfolio. We now believe that we have maximized our opportunities and have begun to sell bonds from both sectors. The proceeds realized from the sale of the utilities bonds, which were purchased at a deep discount, are being re-deployed to General Obligation bonds and defined revenue streams.

In healthcare, the bonds we selected for purchase three years ago were issued by organizations with strong competitive positions and healthy financial operations that were then being penalized by the turmoil surrounding healthcare reform. Since that time, spreads have narrowed, and many of these bonds have been pre-refunded, enhancing the credit quality of the portfolio and ensuring greater price stability and income.

STRATEGIES FOR THE FUTURE
In the coming months, we will continue to focus on the selection of undervalued securities that provide attractive income and the opportunity for price appreciation relative to the market, while maintaining our objective of capital preservation. If the yield curve continues to remain flat, we believe the portfolio will benefit from the addition of maturities in the 20-year range. Finally, with credit premiums (the difference between yields of BBB-rated and AAA-rated bonds) at historically tight spreads, we believe there is little compensation for assuming the additional risk associated with the lower quality categories. Given this situation, we continue to favor the high end of the credit quality spectrum, which enables us to improve the quality of our portfolio by purchasing high quality bonds at yields similar to those of bonds with lower credit ratings. The research-intensive bond selection process in which Nuveen excels will help us identify those issues that are well prepared to thrive in the current environment.



"The funds covered in this report performed exceptionally well over the past year, as each fund outperformed its respective benchmark by more than 200 basis points."

Nuveen Insured California Premium Income Municipal Fund, Inc.
Performance Overview
As of February 28, 1998

NPC

PORTFOLIO STATISTICS
=============================================
Inception Date                          11/92
---------------------------------------------
Share Price                            15 3/4
---------------------------------------------
Net Asset Value                        $16.12
---------------------------------------------
Current Market Yield                    5.14%
---------------------------------------------
Taxable Equivalent Yield
 (Federal Only)(1)                      7.45%
---------------------------------------------
Taxable Equivalent Yield
 (Federal and State)(1)                 8.21%
---------------------------------------------
Fund Net Assets ($000)               $148,231
---------------------------------------------
Average Weighted Maturity (Years)       21.29
---------------------------------------------
Average Weighted Duration (Years)        8.41
---------------------------------------------
ANNUALIZED TOTAL RETURN
=============================================
                 ON SHARE PRICE        ON NAV
---------------------------------------------
1-Year                   21.04%        13.10%
---------------------------------------------
3-Year                   13.67%        10.63%
---------------------------------------------
5-Year                    6.96%         7.52%
---------------------------------------------
Since Inception           6.84%         8.35%
---------------------------------------------
TAXABLE EQUIVALENT TOTAL RETURN(2)
=============================================
                 ON SHARE PRICE        ON NAV
---------------------------------------------
1-Year                   24.65%        16.40%
---------------------------------------------
3-Year                   17.35%        13.96%
---------------------------------------------
5-Year                   10.59%        10.93%
---------------------------------------------
Since Inception          10.34%        11.67%
---------------------------------------------
TOP 5 SECTORS
=============================================
U.S. Guaranteed                           31%
---------------------------------------------
Water & Sewer                             20%
---------------------------------------------
Tax Obligation (Limited)                  16%
---------------------------------------------
Utilities                                 10%
---------------------------------------------
Tax Obligation (General)                   6%
---------------------------------------------



1997-1998 Monthly Tax-Free Dividends(3)
BAR CHART:

Mar      0.0675
Apr      0.0675
May      0.0675
Jun      0.0675
Jul      0.0675
Aug      0.0675
Sep      0.0675
Oct      0.0675
Nov      0.0675
Dec      0.0675
Jan      0.0675
Feb      0.0675





1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. The federal only rate is based on the current market yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 37.40%.
2 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 37.4%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.
3 The fund paid shareholders a capital gains distribution in December of $0.0032.

Nuveen Insured California Premium Income Municipal Fund 2, Inc.
Performance Overview
As of February 28, 1998

NCL



PORTFOLIO STATISTICS
=============================================
Inception Date                           3/93
---------------------------------------------
Share Price                            14 5/8
---------------------------------------------
Net Asset Value                        $14.64
---------------------------------------------
Current Market Yield                    5.09%
---------------------------------------------
Taxable Equivalent Yield
 (Federal Only)(1)                      7.38%
---------------------------------------------
Taxable Equivalent Yield
 (Federal and State)(1)                 8.13%
---------------------------------------------
Fund Net Assets ($000)               $279,152
---------------------------------------------
Average Weighted Maturity (Years)       18.68
---------------------------------------------
Average Weighted Duration (Years)        6.09
---------------------------------------------
ANNUALIZED TOTAL RETURN
=============================================
                 ON SHARE PRICE        ON NAV
---------------------------------------------
1-Year                   20.00%        12.30%
---------------------------------------------
3-Year                   13.23%        10.55%
---------------------------------------------
Since Inception           5.40%         6.53%
---------------------------------------------
TAXABLE EQUIVALENT TOTAL RETURN(2)
=============================================
                 ON SHARE PRICE        ON NAV
---------------------------------------------
1-Year                   23.54%        15.62%
---------------------------------------------
3-Year                   16.92%        13.97%
---------------------------------------------
Since Inception           8.87%         9.85%
---------------------------------------------
 TOP 5 SECTORS
=============================================
Tax Obligation (Limited)                  29%
---------------------------------------------
Education and Civic Organizations         15%
---------------------------------------------
Water and Sewer                           13%
---------------------------------------------
Tax Obligation (General)                  12%
---------------------------------------------
U.S. Guaranteed                           10%
---------------------------------------------



1997-1998 Monthly Tax-Free Dividends
BAR CHART:

Mar      0.062
Apr      0.062
May      0.062
Jun      0.062
Jul      0.062
Aug      0.062
Sep      0.062
Oct      0.062
Nov      0.062
Dec      0.062
Jan      0.062
Feb      0.062



1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. The federal only rate is based on the current market yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 37.40%
2 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 37.4%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

Nuveen California Premium Income Municipal Fund
Performance Overview
As of February 28, 1998

NCU



PORTFOLIO STATISTICS
=============================================
Inception Date                           6/93
---------------------------------------------
Share Price                           14 1/16
---------------------------------------------
Net Asset Value                        $14.06
---------------------------------------------
Current Market Yield                    5.25%
---------------------------------------------
Taxable Equivalent Yield
 (Federal Only)(1)                      7.61%
---------------------------------------------
Taxable Equivalent Yield
 (Federal and State)(1)                 8.39%
---------------------------------------------
Fund Net Assets ($000)               $123,665
---------------------------------------------
Average Weighted Maturity (Years)       16.70
---------------------------------------------
Average Weighted Duration (Years)        6.36
---------------------------------------------
ANNUALIZED TOTAL RETURN
=============================================
                 ON SHARE PRICE        ON NAV
---------------------------------------------
1-Year                   17.77%        12.18%
---------------------------------------------
3-Year                   13.95%        11.38%
---------------------------------------------
Since Inception           4.76%         5.91%
---------------------------------------------
TAXABLE EQUIVALENT TOTAL RETURN(2)
=============================================
                 ON SHARE PRICE        ON NAV
---------------------------------------------
1-Year                   21.36%        15.60%
---------------------------------------------
3-Year                   17.71%        14.93%
---------------------------------------------
Since Inception           8.28%         9.32%
---------------------------------------------
TOP 5 SECTORS
=============================================
Water and Sewer                           14%
---------------------------------------------
Utilities                                 14%
---------------------------------------------
Education and Civic Organizations         13%
---------------------------------------------
Tax Obligation (Limited)                  13%
---------------------------------------------
Multifamily Housing                       12%
---------------------------------------------



1997-1998 Monthly Tax-Free Dividends
BAR CHART:

Mar      0.0615
Apr      0.0615
May      0.0615
Jun      0.0615
Jul      0.0615
Aug      0.0615
Sep      0.0615
Oct      0.0615
Nov      0.0615
Dec      0.0615
Jan      0.0615
Feb      0.0615



1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. The federal only rate is based on the current market yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 37.40%.

2 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 37.4%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

Shareholder Meeting Report
Annual Meeting Date: October 15, 1997


                                        INSURED CALIFORNIA                 INSURED CALIFORNIA              CALIFORNIA
                                            PREMIUM INCOME                   PREMIUM INCOME 2          PREMIUM INCOME
---------------------------------------------------------------------------------------------------------------------
                                                  Preferred              Preferred  Preferred               Preferred
                                        Common      Shares      Common      Shares     Shares      Common      Shares
                                        Shares    Series-T      Shares    Series-T  Series-Th      Shares    Series-M
---------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE DIRECTORS
WAS REACHED AS FOLLOWS:
ROBERT P. BREMNER
      For                            5,777,591       1,779  11,499,809       1,650      1,860   5,437,769       1,686
      Withhold                          75,585          18     192,844          --         32      45,099          --
---------------------------------------------------------------------------------------------------------------------
        Total                        5,853,176       1,797  11,692,653       1,650      1,892   5,482,868       1,686
LAWRENCE H. BROWN
      For                            5,777,591       1,779  11,499,809       1,650      1,860   5,436,153       1,686
      Withhold                          75,585          18     192,844          --         32      46,715          --
---------------------------------------------------------------------------------------------------------------------
        Total                        5,853,176       1,797  11,692,653       1,650      1,892   5,482,868       1,686
ANTHONY T. DEAN
      For                            5,777,591       1,779  11,499,809       1,650      1,860   5,436,153       1,686
      Withhold                          75,585          18     192,844          --         32      46,715          --
---------------------------------------------------------------------------------------------------------------------
        Total                        5,853,176       1,797  11,692,653       1,650      1,892   5,482,868       1,686
ANNE E. IMPELLIZZERI
      For                            5,776,978       1,779  11,499,309       1,650      1,860   5,437,761       1,686
      Withhold                          76,198          18     193,344          --         32      45,107          --
---------------------------------------------------------------------------------------------------------------------
        Total                        5,853,176       1,797  11,692,653       1,650      1,892   5,482,868       1,686
PETER R. SAWERS
      For                            5,777,591       1,779  11,499,809       1,650      1,860   5,436,153       1,686
      Withhold                          75,585          18     192,844          --         32      46,715          --
---------------------------------------------------------------------------------------------------------------------
        Total                        5,853,176       1,797  11,692,653       1,650      1,892   5,482,868       1,686
JUDITH M. STOCKDALE
      For                            5,770,219       1,779  11,497,888       1,650      1,860   5,437,294       1,686
      Withhold                          82,957          18     194,765           --        32      45,574          --
---------------------------------------------------------------------------------------------------------------------
        Total                        5,853,176      1,797   11,692,653       1,650      1,892   5,482,868       1,686
WILLIAM J. SCHNEIDER
      For                                   --      1,779           --       1,650      1,860          --       1,686
      Withhold                              --         18           --          --         32          --          --
---------------------------------------------------------------------------------------------------------------------
        Total                               --      1,797           --       1,650      1,892          --       1,686
TIMOTHY R. SCHWERTFEGER
      For                                   --      1,779           --       1,650      1,860          --       1,686
      Withhold                              --         18           --          --         32          --          --
---------------------------------------------------------------------------------------------------------------------
        Total                               --      1,797           --       1,650      1,892          --       1,686
RATIFICATION OF AUDITORS
WAS REACHED AS FOLLOWS:
      For                            5,756,777      1,766   11,535,333       1,647      1,881    5,421,013      1,686
      Against                           20,134         --       51,023           3          4       27,033         --
      Abstain                           76,265         31      106,297          --          7       34,822         --
---------------------------------------------------------------------------------------------------------------------
        Total                        5,853,176      1,797  11,692,653       1,650     1,892     5,482,868       1,686

PORTFOLIO OF INVESTMENTS (UNAUDITED)
NUVEEN INSURED CALIFORNIA PREMIUM INCOME
MUNICIPAL FUND, INC. (NPC)

  PRINCIPAL                                                                    OPTIONAL CALL                    MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*   RATINGS**        VALUE
----------------------------------------------------------------------------------------------------------------------
              EDUCATION AND CIVIC ORGANIZATIONS - 1.7%

 $2,670,000   The Regents of the University of California, Refunding Revenue Bonds (Multiple Purpose
                Projects), Series B, 4.750%, 9/01/21                              9/03 at 102       Aaa    $ 2,525,339


-----------------------------------------------------------------------------------------------------------------------
              HEALTH CARE - 4.9%

  3,000,000   California Health Facilities Financing Authority, Insured Revenue Bonds (Sutter Health),
                Series 1998A, 5.000%, 8/15/37 (DD)                                8/08 at 101       Aaa      2,904,660

  4,000,000   California Statewide Communities Development Authority, Sutter Health Obligated Group,
                Certificates of Participation, 6.125%, 8/15/22                    8/02 at 102       Aaa      4,347,960


-----------------------------------------------------------------------------------------------------------------------
              HOUSING/MULTIFAMILY - 5.4%

  3,650,000   California Housing Finance Agency, Multi-Unit Rental Housing Revenue Bonds, 1992
                Series A, 6.625%, 2/01/24 (Alternative Minimum Tax)               2/03 at 102        A1      3,838,705

  4,000,000   The City of Los Angeles (California), Tax-Exempt Mortgage Revenue Refunding Bonds,
                Series 1993A (FHA Insured Mortgage Loans-Section 8 Assisted Projects),
                6.300%, 1/01/25                                                   7/02 at 102       Aaa      4,149,840


-----------------------------------------------------------------------------------------------------------------------
              HOUSING/SINGLE FAMILY - 1.6%

  2,300,000   California Housing Finance Agency, Single Family Mortgage Bonds II, 1997 Series A,
                6.000%, 8/01/20 (Alternative Minimum Tax)                         2/07 at 102       Aaa      2,422,383


-----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/GENERAL - 5.7%

  3,000,000   State of California, Various Purpose General Obligation Bonds,
                6.500%, 9/01/06                                                   No Opt. Call      Aaa      3,484,830

  1,225,000   Fresno Unified School District (Fresno County, California), 1998 General Obligation
                Refunding Bonds, Series A, 6.550%, 8/01/20                        2/13 at 103       Aaa      1,442,021

  3,000,000   Pomona Unified School District, General Obligation Refunding Bonds, Series 1997-A,
                6.500%, 8/01/19                                                   8/11 at 103       Aaa      3,528,180


-----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/LIMITED - 16.4%

  4,000,000   Los Angeles County Metropolitan Transportation Authority (California), Proposition A,
                Sales Tax Revenue Refunding Bonds, Series 1993-A, 5.000%, 7/01/21 7/03 at 100       Aaa      3,908,160

  5,000,000   Los Angeles County Metropolitan Transit Authority, Proposition C Sales Tax Revenue
                Second Senior Bonds, Series 1993-B, 4.750%, 7/01/13               7/03 at 102       Aaa      4,908,900

  4,000,000   Norco Redevelopment Agency, Norco Redevelopment Project Area No. One, 1992
                Refunding Tax Allocation Bonds, 6.250%, 3/01/19                   3/02 at 102       Aaa      4,348,920

  2,135,000   City of San Buenaventura, California, 1993 Refunding Certificates of Participation
                (Capital Improvements Project), 5.500%, 1/01/17                   1/03 at 100       Aaa      2,183,038

  9,500,000   Redevelopment Agency of the City of San Jose, Merged Area Redevelopment Project,
                Tax Allocation Bonds, Series 1993, 4.750%, 8/01/24                2/04 at 102       Aaa      8,954,225


-----------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 3.6%

  4,000,000   Airports Commission, City and County of San Francisco, California, San Francisco
 `              International Airport, Second Series Refunding Revenue Bonds, Issue 3 Bonds,
                6.200%, 5/01/20 (Alternative Minimum Tax)                         5/03 at 102       Aaa      4,314,400

  PRINCIPAL                                                                    OPTIONAL CALL                    MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*   RATINGS**        VALUE
----------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - CONTINUED

$ 1,000,000   Airports Commission of the City and County of San Francisco, California, San Francisco
                International Airport, Second Series Revenue Bonds, Issue 8B,
                6.000%, 5/01/15                                                   5/04 at 101       Aaa     $1,074,210


-----------------------------------------------------------------------------------------------------------------------
              U.S. GUARANTEED - 30.7%

  6,000,000   Huntington Park Redevelopment Agency, Single Family Residential Mortgage Revenue
                Refunding Bonds, 1986 Series A, 8.000%, 12/01/19                 No Opt. Call       Aaa      8,325,180

  4,000,000   The City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1991-A,
                7.100%, 2/01/21 (Pre-refunded to 2/01/99)                         2/99 at 102       Aaa      4,205,480

  3,750,000   City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1991-D,
                6.700%, 12/01/21 (Pre-refunded to 12/01/00)                      12/00 at 102       Aaa      4,103,438

  4,015,000   Los Angeles County Transportation Commission (California), Sales Tax Revenue Bonds,
                Series 1991-A, 6.750%, 7/01/18 (Pre-refunded to 7/01/01)          7/01 at 102       Aaa      4,438,823

  5,135,000   Community Redevelopment Agency of the City of Palmdale, Restructured Single Family
                Mortgage Revenue Bonds, Series 1986A, 8.000%. 3/01/16
                (Alternative Minimum Tax)                                        No Opt. Call       Aaa      6,998,748

  4,450,000   County of Riverside Asset Leasing Corporation, Leasehold Revenue Bonds, 1989 Series A
                (County of Riverside Hospital Project), 7.200%, 6/01/10
                (Pre-refunded to 6/01/99)                                         6/99 at 102       Aaa      4,725,856

  6,220,000   County of Riverside, California, Single Family Mortgage Revenue Bonds (GNMA Mortgage-
                Backed Securities Program), Issue A of 1987, 9.000%, 5/01/21
                (Alternative Minimum Tax)                                        No Opt. Call       Aaa      9,431,386

  1,000,000   City and County of San Francisco, General Purpose Sewer Revenue Bonds, Series 1991,
                6.500%, 10/01/21 (Pre-refunded to 10/01/99)                      10/99 at 102       Aaa      1,062,270

  1,485,000   City of San Jose, California, Single Family Mortgage Revenue Bonds,
                1985 Series A, 9.500%, 10/01/13                                  No Opt. Call       Aaa      2,109,814


-----------------------------------------------------------------------------------------------------------------------
              UTILITIES - 10.5%

  4,000,000   California Pollution Control Financing Authority, Pollution Control Revenue Bonds (Southern
                California Edison Company), 1992 Series B, 6.400%, 12/01/24
                (Alternative Minimum Tax)                                        12/02 at 102       Aaa      4,388,640

  4,000,000   City of Chula Vista, Industrial Development Revenue Bonds (San Diego Gas and Electric
                Company), 1992 Series A, 6.400%, 12/01/27 (Alternative Minimum Tax)12/02 at 102      A1      4,306,360

  2,000,000   Sacramento Municipal Utility District (California), Electric Revenue Refunding Bonds, 1992
                Series A, 5.750%, 8/15/13                                         8/02 at 100       Aaa      2,115,840

  5,000,000   Sacramento Municipal Utility District (California), Electric Revenue Refunding Bonds, 1993
                Series G, 4.750%, 9/01/21                                         9/03 at 100       Aaa      4,729,100


-----------------------------------------------------------------------------------------------------------------------
              WATER AND SEWER - 20.0%

  2,000,000   Cucamonga County Water District (San Bernardino County, California), Certificates of
                Participation (1992 Water Facilities Refinancing), 6.300%, 9/01/129/01 at 102       Aaa      2,160,780

              The City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1993-D:
  3,250,000     4.700%, 11/01/17                                                 11/03 at 102       Aaa      3,093,382
 11,000,000     4.700%, 11/01/19                                                 11/03 at 102       Aaa     10,426,130

  PRINCIPAL                                                                    OPTIONAL CALL                    MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*   RATINGS**        VALUE
----------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - CONTINUED
              WATER AND SEWER - CONTINUED

 $5,440,000   City of Santa Monica, Wastewater Enterprise Revenue Bonds (Hyperion Project), 1993
                Refunding Series, 4.500%, 1/01/15                                 1/04 at 102       Aaa    $ 5,150,266

  5,000,000   Wheeler Ridge-Maricopa Water Storage District (Kern County, California), 1996 Water
                Refunding Bonds, 5.700%, 11/01/15                                11/06 at 102       Aaa      5,397,350

  3,425,000   City of Woodland (Yolo County, California), Certificates of Participation (1992 Wastewater
                System Refunding Project), 5.500%, 3/01/18                        3/03 at 100       Aaa      3,486,410

-----------------------------------------------------------------------------------------------------------------------
$137,650,000  Total Investments - (cost $131,752,811) - 100.5%                                             148,991,024
============-----------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - (0.5%)                                                          (759,747)
              ---------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                           $148,231,277
              =========================================================================================================

All of the bonds in the portfolio are either covered by Original Issue
Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. government or U.S. government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

(DD) Security purchased on a delayed delivery basis (note 1).


                                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
NUVEEN INSURED CALIFORNIA PREMIUM
INCOME MUNICIPAL FUND 2, INC. (NCL)

  PRINCIPAL                                                                    OPTIONAL CALL                    MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*   RATINGS**        VALUE
----------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - CONTINUED
              EDUCATION AND CIVIC ORGANIZATIONS - 14.7%

$ 5,000,000   California Educational Facilities Authority, Revenue Bonds (University of San Francisco),
                Series 1996, 6.000%, 10/01/26                                    10/06 at 102       Aaa    $ 5,424,250

 10,050,000   California Educational Facilities Authority, Revenue Bonds (Santa Clara University),
                Series 1991, 5.750%, 9/01/21                                      9/06 at 102       Aaa     10,702,647

  2,655,000   California State University, Housing System Revenue Bonds,
                Series 1996, 5.700%, 11/01/13                                    11/05 at 102       Aaa      2,867,506

  3,000,000   The Regents of the University of California, Refunding Revenue Bonds (1989 Multiple
                Purpose Projects), Series C, 10.000%, 9/01/02                    No Opt. Call       Aaa      3,736,230

  5,000,000   Regents of the University of California, Revenue Bonds (Multiple Purpose Projects),
                Series A, 9.250%, 9/01/05                                        No Opt. Call       Aaa      6,583,750

  4,900,000     The Regents of the University of California, University of
                California Housing System Revenue Bonds, Series A, 5.500%,
                11/01/18 11/03 at 102 Aaa 5,051,116

  6,350,000   The Regents of the University of California, Refunding Revenue Bonds (Multiple Purpose
                Projects), Series C, 5.000%, 9/01/12                              9/03 at 102       Aaa      6,417,310


----------------------------------------------------------------------------------------------------------------------
              HEALTH CARE - 3.6%

              California Health Facilities Financing Authority, Insured Health
              Facility Refunding Revenue Bonds (Mark Twain St. Joseph's
              HealthCare Corporation), 1996 Series A:
  1,450,000     6.000%, 7/01/19                                                   7/06 at 102       Aaa      1,558,620
  5,000,000     6.000%, 7/01/25                                                   7/06 at 102       Aaa      5,374,550

  3,110,000   California Health Facilities Financing Authority, Hospital Revenue Refunding Bonds
                (Sutter Health), Series 1989A, 6.700%, 1/01/13                    1/99 at 101       Aaa      3,208,121


----------------------------------------------------------------------------------------------------------------------
              HOUSING/MULTIFAMILY - 4.7%

  4,860,000   The Community Redevelopment Agency of the City of Los Angeles, California, Multifamily
                Housing Revenue Refunding Bonds, 1995 Series A (Angelus Plaza Project),
                7.400%, 6/15/10                                                   6/05 at 105       AAA      5,589,049

  7,400,000   Housing Authority of the County of Santa Cruz, Tax-Exempt Multifamily Housing Revenue
                Refunding Bonds, Series 1993A (GNMA Collateralized-Meadowview Apartments),
                6.125%, 5/20/28                                                   5/03 at 102       Aaa      7,663,218


----------------------------------------------------------------------------------------------------------------------
              HOUSING/SINGLEFAMILY - 2.8%

  6,000,000   California Housing Finance Agency, Single Family Mortgage Bonds II 1997 Series C-2,
                5.625%, 8/01/20 (Alternative Minimum Tax)                     8/07 at 101 1/2       Aaa      6,191,280

  1,500,000   California Housing Finance Agency, Home Mortgage Revenue Bonds, 1996 Series E,
                6.150%, 8/01/25 (Alternative MinimumTax)                          2/06 at 102       Aaa      1,584,330


----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/GENERAL - 11.6%

  5,000,000   State of California Veterans General Obligation Bonds, Series BH, 5.500%, 12/01/24
                (Alternative Minimum Tax)                                        12/03 at 102       Aaa      5,067,900

  PRINCIPAL                                                                    OPTIONAL CALL                    MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*   RATINGS**        VALUE
----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/GENERAL - CONTINUED

 $2,100,000   State of California, General Obligation Bonds, Veterans Bonds, Series BA, 7.000%, 8/01/02
                (Alternative Minimum Tax)                                        No Opt. Call       Aaa    $ 2,361,408

              State of California, Various Purpose General Obligations Bonds:
  3,000,000     6.500%, 9/01/06                                                  No Opt. Call       Aaa      3,484,830
  5,500,000     5.750%, 11/01/17                                                 11/02 at 102       Aaa      5,779,070

  2,575,000   Calipatria Unified School District, Imperial County, California, 1996 Series A, General
                Obligation Bonds, 5.625%, 8/01/13                                 8/06 at 102       Aaa      2,765,087

  3,000,000   Central Unified School District (Fresno County, California), General Obligation Bonds,
                Election 1992, 5.625%, 3/01/18                                    3/03 at 102       Aaa      3,100,770

  3,000,000   Escondido Union High School District, San Diego County, California, General Obligation
                Bonds (1996 Election), 5.700%, 11/01/10                          11/06 at 102       Aaa      3,293,640

  1,000,000   City of Los Angeles, California, Unified School District, General Obligation Bonds, 1997
                Series A, 6.000%, 7/01/15                                        No Opt. Call       Aaa      1,133,760

  3,000,000   City and County of San Francisco, General Obligation Bonds, Various Purpose Bonds,
                Series 1993, 5.500%, 6/15/11                                      6/01 at 102       Aaa      3,124,050

  2,250,000   Santa Monica Community, College District (County of Los Angeles, California), General
                Obligation Bonds, 1992 Election, Series B, 5.750%, 7/01/20        7/05 at 102       Aaa      2,383,200


----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/LIMITED - 28.9%

  1,800,000   California Public School District Financing Authority, Lease Revenue Bonds (Richgrove
                Elementary School District Projects), Series 1996B, 5.800%, 9/01/169/06 at 102      Aaa      1,951,236

  3,935,000   Certificates of Participation (1991 Financing Project), County of Alameda, California,
                Alameda County Public Facilities Corporation, 6.000%, 9/01/21     9/06 at 102       Aaa      4,251,020

  7,985,000   County of Alameda, California, 1993 Refunding Certificates of Participation (Santa Rita
                Jail Project), 5.700%, 12/01/14                                  12/03 at 102       Aaa      8,617,891

  5,000,000   Community Redevelopment Agency of the City of Compton, California, Compton
                Redevelopment Project, Refunding Tax Allocation Bonds, Series 1995A (Project Tax
                Revenues, Subventions and Housing Tax Revenues), 6.500%, 8/01/13  8/05 at 102       Aaa      5,683,500

  4,000,000   County of Contra Costa, California (Merrithew Memorial Hospital Replacement Project),
                Refunding Series of 1997, 5.500%, 11/01/22                       11/07 at 102       Aaa      4,142,720

  3,000,000   Galt Schools Joint Powers Authority (Sacramento County, California), 1997 Refunding
                Revenue Bonds, Series A (High School and Elementary School Facilities),
                5.875%, 11/01/24                                                 11/07 at 102       Aaa      3,232,590

  5,585,000   Los Angeles County Transportation Commission (California), Sales Tax Revenue Refunding
                Bonds, Series 1991-B, 6.500%, 7/01/13                             7/01 at 102       Aaa      6,071,398

  2,135,000   Menifee Union School District (Riverside County, California), Certificates of Participation,
                (1996 School Project), 6.125%, 9/01/24                            9/06 at 102       Aaa      2,372,903

  2,690,000   Norwalk Community Facilities Financing Authority (Los Angeles County, California), Tax
                Allocation Refunding Revenue Bonds, 1995 Series A, 6.000%, 9/01/159/05 at 102       Aaa      2,939,928

  PRINCIPAL                                                                    OPTIONAL CALL                    MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*   RATINGS**        VALUE
----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/LIMITED - CONTINUED

 $5,000,000   City of Pasadena, Community Facilities District No. 1 (Civic Center West Public
                Improvements), 1997 Special Tax Bonds, 5.250%, 12/01/25          12/08 at 101       Aaa    $ 5,025,750

  9,000,000   City of Redlands, California, Certificates of Participation (1993 Refunding of 1986 and 1987
                Projects), 5.800%, 9/01/17                                        9/03 at 102       Aaa      9,511,920

  1,930,000   Santa Margarita/Dana Point Authority, Orange County, California, Revenue Bonds, Series A
                (1994 Improvement Districts Nos. 1, 2, 2A and 8 General Obligation Bond Refinancing),
                7.250%, 8/01/05                                                  No Opt. Call       Aaa      2,302,876

              South Orange County, Public Financing Authority, Special Tax
              Revenue Bonds, 1994 Series C (Foothill Area):
  4,000,000     8.000%, 8/15/08                                                  No Opt. Call       Aaa      5,187,560
  7,330,000     8.000%, 8/15/09                                                  No Opt. Call       Aaa      9,627,735

  4,075,000   Redevelopment Agency of the City of Suisin City, Suisin City Redevelopment Project,
                1993 Tax Allocation Refunding Bonds (County of
                Solano, California), 5.900%, 10/01/23                            10/03 at 102       Aaa      4,344,561

  5,450,000   City of Visalia, California (Motor Vehicle License Fee Enhancement), Fisalia Public Finance
                Authority, Series 1996A, 5.375%, 12/01/26                        12/06 at 102       Aaa      5,540,852


----------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 4.9%

  9,000,000   Airports Commission of the City and County of San Francisco, California, San Francisco
                International Airport, Second Series Revenue Bonds, Issue 8B,
                6.100%, 5/01/20                                                   5/04 at 101       Aaa      9,750,780

  3,750,000   City of San Jose, California, Airport Revenue Bonds, Series of 1993, 5.700%, 3/01/18
                (Alternative Minimum Tax)                                         3/03 at 102       Aaa      3,892,388


----------------------------------------------------------------------------------------------------------------------
              U.S.GUARANTEED - 9.9%

  3,000,000   State Public Works Board of the State of California, Lease Revenue Bonds (Department of
                Corrections), 1990 Series A (State Prison-Madera County), 7.000%, 9/01/09
                (Pre-refunded to 9/01/00)                                         9/00 at 102       Aaa      3,283,560

  7,300,000   Galt Community Facility District, Special Tax No. 88-1, 7.700%, 9/01/19 (Pre-refunded
                to 9/01/98)                                                       9/98 at 102       Aaa      7,596,891

  1,000,000   Kern High School District (County of Kern, California), General Obligation Bonds, Election
                of 1990, Series D, 5.600%, 8/01/15                                8/03 at 102       Aaa      1,093,090

  2,000,000   Transmission Agency of Northern California, California-Oregon Transmission Project,
                Revenue Bonds, 1990 Series A, 7.000%, 5/01/24 (Pre-refunded
                to 5/01/00)                                                   5/00 at 101 1/2       Aaa      2,160,700

  4,320,000   County of Riverside, California, Single Family Mortgage Revenue Bonds (GNMA
                Mortgage-Backed Securities Program), Issue B of 1987, 8.625%, 5/01/16
                (Alternative MinimumTax)                                         No Opt. Call       Aaa      6,150,298

  5,000,000   Riverside County Transportation Commission, Sales Tax Revenue Bonds, 1991 Series A
                (California), 6.500%, 6/01/09 (Pre-refunded to 6/01/01)           6/01 at 102       Aaa      5,479,850

  1,720,000   City of Torrance, Floating Rate Demand Hospital Revenue Bonds (Little Company of Mary
                Hospital), 1985 Series A, 7.100%, 12/01/15 (Pre-refunded to 12/01/05)12/05 at 100   AAA      1,950,170

  PRINCIPAL                                                                    OPTIONAL CALL                    MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*   RATINGS**        VALUE
----------------------------------------------------------------------------------------------------------------------
              UTILITIES - 4.2%

$ 3,215,000   Modesto Irrigation District Financing Authority, Refunding Revenue Bonds, Series A,
                6.000%, 10/01/15                                                 10/06 at 102       Aaa    $ 3,541,065

  1,205,000   Sacramento, California, Municipal Utility District, Electric Revenue Refunding Bonds,
                1993 Series D, 5.250%, 11/15/12                                  11/03 at 102       Aaa      1,243,452

  6,750,000   Turlock Irrigation District (California), Revenue Refunding Bonds, Series 1992-A,
                5.750%, 1/01/18                                                   7/02 at 100       Aaa      6,968,903


----------------------------------------------------------------------------------------------------------------------
              WATER AND SEWER - 13.0%

  2,000,000   City of Barstow, California, Certificates of Participation (1994 Wastewater Reclamation
                Improvement Project), 5.250%, 10/01/18                           10/04 at 102       Aaa      2,005,380

  3,530,000   Castaic Lake Water Agency (California), Refunding Revenue Certificates of Participation
                (Water System Improvement Projects), Series 1994A, 8.000%, 8/01/04No Opt. Call      Aaa      4,251,072

  2,975,000   Chino Basin Regional Financing Authority, Revenue Bonds, Series 1994 (Chino Basin
                Municipal Water District Sewer System Project), 6.000%, 8/01/16   8/04 at 102       Aaa      3,221,061

 13,000,000   The Metropolitan Water District of Southern California, Water Revenue Bonds,
                1995 Series A, 5.750%, 7/01/21                                    7/05 at 102       Aaa     13,769,600

  2,900,000   City and County of San Francisco, Sewer Revenue Refunding Bonds, Series 1992,
                5.500%, 10/01/15                                                 10/02 at 102       Aaa      2,998,541

  4,000,000   South San Joaquin Irrigation District (San Joaquin County, California), 1993 Refunding
                Revenue Certificates of Participation (1987 Project and 1992 Project),
                5.500%, 1/01/15                                                   1/03 at 102       Aaa      4,140,200

  5,410,000   City of Tulare, California, 1996 Sewer Revenue Bonds,
                5.750%, 11/15/21                                                 11/06 at 102       Aaa      5,766,140


----------------------------------------------------------------------------------------------------------------------
 $251,690,000 Total Investments - (cost $256,674,104) - 98.3%                                              274,513,273
=============---------------------------------------------------------------------------------------------------------
              Temporary Investments in Short-Term Municipal Securities - 0.4%

   $1,000,000   Orange County Irvine Coast Assessment District No. 88-1
=============   Variable Rate Demand Bonds,                                                      VMIG-1      1,000,000
                3.600%, 9/02/18+
              --------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.3%                                                           3,638,334
              --------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                           $279,151,607
              ========================================================================================================

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. government or U.S. government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
NUVEEN CALIFORNIA PREMIUM
INCOME MUNICIPAL FUND (NCU)
  PRINCIPAL                                                                    OPTIONAL CALL                    MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*   RATINGS**        VALUE
----------------------------------------------------------------------------------------------------------------------
              EDUCATION AND CIVIC ORGANIZATIONS - 12.6%

 $3,500,000   California Educational Facilities Authority, Revenue Bonds (University of Southern
                California Project), Series 1989B, 6.750%, 10/01/15              10/99 at 102        AA    $ 3,705,520

  1,995,000   California State Public Works Board, Lease Revenue Bonds (Various California Community
                College PJS), Series 1996A, 5.625%, 3/01/16                       3/06 at 102       Aaa      2,119,707

  3,200,000   State Public Works Board of the State of California, Lease Revenue Bonds (The Trustees
                of the California State University), 1994 Series A (Various California State University
                Projects), 6.375%, 10/01/14                                      10/04 at 102         A      3,543,424

  3,020,000   Regents of the University of California, Revenue Bonds (Multiple Purpose Projects), Series A,
                9.250%, 9/01/05                                                  No Opt. Call       Aaa      3,976,585

  2,225,000     The Regents of the University of California, University of
                California Housing System Revenue Bonds, Series A,
                5.500%, 11/01/18                                                 11/03 at 102       Aaa      2,293,619


-----------------------------------------------------------------------------------------------------------------------
              HEALTH CARE - 7.5%

  4,000,000   California Statewide Communities Development Authority, Revenue Certificates of
                Participation (Cedars-Sinai Medical Center), 6.500%, 8/01/15      8/02 at 102        A1      4,348,080

  1,500,000     ABAG Finance Authority for Nonprofit Corporations, Certificates
                of Participation (Stanford University Hospital), California,
                Series 1993, 5.250%, 11/01/20                                    11/03 at 102        A1      1,488,090

  2,000,000   City of Loma Linda California, Hospital Revenue Bonds (Loma Linda University Medical
                Center Project), Series 1993-A, 6.000%, 12/01/06                 12/03 at 102       BBB      2,126,500

  1,355,000   Palomar Pomerado Health System, Insured Revenue Bonds, Series 1993,
                5.000%, 11/01/13                                                 11/03 at 102       Aaa      1,363,496


-----------------------------------------------------------------------------------------------------------------------
              HOUSING/MULTIFAMILY - 11.5%

  8,715,000   The Community Redevelopment Agency of the City of Los Angeles, California, Multifamily
                Housing Revenue Refunding Bonds, 1995 Series A
                (Angelus Plaza Project), 7.400%, 6/15/10                          6/05 at 105       AAA      10,022,337

  4,000,000   City of Stanton Multifamily Housing Revenue Bonds (Continental Garden Apartments),
                Series 1997, 5.625%, 8/01/29 (Alternative Minimum Tax)
                (Mandatory put 8/01/09)                                           8/07 at 102       AAA       4,208,360


-----------------------------------------------------------------------------------------------------------------------
              HOUSING/SINGLE FAMILY - 9.1%

  4.305,000   California Housing Finance Agency, Single Family Mortgage Bonds II, 1997 Series A,
                6.000%, 8/01/20 (Alternative Minimum Tax)                         2/07 at 102       Aaa      4,534,069

  1,000,000   California Housing Finance Agency, Home Mortgage Revenue Bonds, 1994 Series A,
                6.550%, 8/01/26                                                   8/04 at 102        Aa      1,072,520

  1,000,000   California Housing Finance Agency, Home Mortgage Revenue Bonds, 1994 Series F-3,
                6.100%, 8/01/15 (Alternative Minimum Tax)                         8/05 at 102       Aaa      1,054,160

  2,000,000   California Housing Finance Agency, Home Mortgage Revenue Bonds, 1997 Series B,
                6.000%, 8/01/16 (Alternative Minimum Tax)                         2/07 at 102       Aaa      2,113,220

  2,185,000   California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue Bonds
                (Mortgage-Backed Securities Program), 1996 Series C, 7.500%, 8/01/27 (Alternative
                Minimum Tax)                                                     No Opt. Call       AAA      2,505,408


-----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/GENERAL - 7.8%

              State of California, Various Purpose General Obligation Bonds:
  2,000,000     6.500%, 9/01/06                                                  No Opt. Call       Aaa      2,323,220
  2,380,000     6.250%, 9/01/12                                                  No Opt. Call        A1      2,767,631

  PRINCIPAL                                                                    OPTIONAL CALL                    MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*   RATINGS**        VALUE
----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/GENERAL - CONTINUED

 $1,025,000   Calipatria Unified School District, Imperial County, California, 1996 Series A, General
                Obligation Bonds, 5.800%, 8/01/20                                 8/06 at 102       Aaa    $ 1,096,125

  3,000,000   Pomona Unified School District, General Obligation Refunding Bonds, Series 1997-A,
                6.150%, 8/01/15                                                   8/11 at 103       Aaa      3,477,630


-----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/LIMITED - 12.3%

  2,000,000   Carson Redevelopment Agency (California), Redevelopment Project Area No. 2, Refunding
                Tax Allocation Bonds, Series 1993, 5.875%, 10/01/09              10/03 at 102       Baa      2,105,480

  1,760,000   Carson Redevelopment Agency (California), Redevelopment Project Area No. 1, Tax
                Allocation Bonds, Series 1993, 5.625%, 10/01/08                  10/03 at 102      Baa1      1,867,501

  2,160,000   Community Redevelopment Financing Authority of the Community Redevelopment Agency
                of the City of Los Angeles, California, Grand Central Square, Multifamily Housing Bonds,
                1993 Series A, 5.750%, 12/01/13 (Alternative Minimum Tax)         6/03 at 102        Ba      2,144,318

  1,000,000   Los Angeles County Metropolitan Transportation Authority (California), Proposition C Sales
                Tax Revenue Bonds, Second Senior Bonds, Series 1995-A, 5.900%, 7/01/08No Opt. Call  Aaa      1,123,070

  1,500,000   City of Richmond, Limited Obligation Refunding Improvement Bonds, Reassessment District
                No. 855 (Atlas Road West and Interchange), 6.600%, 9/02/19        3/98 at 103       N/R      1,552,380

  2,100,000   Sacramento City Finance Authority, Lease Revenue Refunding Bonds, Series 1993 B,
                5.400%, 11/01/20                                                 No Opt. Call        A1      2,195,508

  2,000,000   Redevelopment Agency of the City of San Jose, Merged Area Redevelopment Project Tax
                Allocation Bonds, Series 1993, 5.000%, 8/01/21                    2/04 at 102       Aaa      1,954,040

  2,000,000   Santa Clara County Financing Authority, Lease Revenue Bonds (VMC Facility Replacement
                Project), 1994 Series A, 6.000%, 11/15/12                        No Opt. Call       Aaa      2,269,220


-----------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 4.2%

  2,750,000   Airport Commission, City and County of San Francisco, California, San Francisco
                International Airport, Second Series Revenue Bonds, Issue 5, 6.500%, 5/01/24
                (Alternative Minimum Tax)                                         5/04 at 102       Aaa      3,030,390

  2,000,000   Airports Commission City and County of San Francisco, California, San Francisco
                International Airport, Second Series Revenue Bonds, Issue 10, 5.700%, 5/01/26
                (Alternative Minimum Tax)                                         5/06 at 102       Aaa      2,102,300


-----------------------------------------------------------------------------------------------------------------------
              U.S. GUARANTEED - 6.2%

  4,000,000   California State Public Works Board of the State of California, Lease Revenue Bonds
                (Regents of the University of California), 1992 Series A (Various University of California
                Projects), 6.600%, 12/01/22 (Pre-refunded to 12/01/02)           12/02 at 102       Aaa      4,515,520

  2,805,000   City of Torrance, Floating Rate Demand Hospital Revenue Bonds (Little Company of Mary
                Hospital), 1985 Series A, 7.100%, 12/01/15
                (Pre-refunded to 12/01/05)                                       12/05 at 100       AAA      3,180,365


-----------------------------------------------------------------------------------------------------------------------
              UTILITIES - 13.3%

  1,000,000   California Pollution Control Financing Authority, Pollution Control Revenue Bonds (Southern
                California Edison Company), 1992 Series B, 6.400%, 12/01/24
                (Alternative Minimum Tax)                                        12/02 at 102       Aaa      1,097,160

  PRINCIPAL                                                                    OPTIONAL CALL                    MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*   RATINGS**        VALUE
----------------------------------------------------------------------------------------------------------------------
              UTILITIES - CONTINUED

$ 4,100,000   Imperial Irrigation District, California, Certificates of Participation (1994 Electric System
                Project), 6.000%, 11/01/15                                       11/04 at 102       Aaa    $ 4,440,136

  2,000,000   Department of Water and Power of The City of Los Angeles, Electric Plant Refunding
                Revenue Bonds, Issue of 1993, 5.375%, 9/01/23                     9/03 at 102       Aaa      2,033,960

  3,560,000   Northern California Power Agency, Hydroelectric Project Number One, Revenue Bonds,
                1992 Refunding Series A, 10.000%, 7/01/03                        No Opt. Call       Aaa      4,562,496

  1,500,000   City of Pasadena, Electric Works Revenue Bonds, 1990 Series,
                7.000%, 8/01/09                                                   8/00 at 102        A1      1,625,580

  1,095,000   Sacramento Municipal Utility District (California), Electric Revenue Bonds, 1993 Series E,
                5.700%, 5/15/12                                                   5/03 at 102         A      1,146,268

  1,400,000   City of Santa Clara, California, Electric Revenue Bonds,
                Series 1991A, 6.250%, 7/01/13                                     7/01 at 102       Aaa      1,511,132


-----------------------------------------------------------------------------------------------------------------------
              WATER AND SEWER - 13.9%

  4,705,000   State of California, Department of Water Resources, Central Valley Project, Water System
                Revenue Bonds, Series L, 5.750%, 12/01/13                     6/03 at 101 1/2        AA      4,957,329

  1,000,000   Eastern Municipal Water District (Riverside County, California), Water and Sewer Revenue
                Refunding Certificates of Participation, Series 1991A, 6.300%, 7/01/207/01 at 101   Aaa      1,069,640

  1,000,000   City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1992-B,
                6.250%, 6/01/12                                                   6/02 at 102       Aaa      1,092,200

  3,515,000   City of Riverside, California, Sewer Refunding Revenue Bonds,
                Series 1993, 7.000%, 8/01/07                                     No Opt. Call       Aaa      4,235,013

  1,000,000   City of Riverside, California, Water Revenue Bonds,
                Issue of 1991, 9.000%, 10/01/01                                  No Opt. Call       Aa       1,167,620

  3,100,000   City and County of San Francisco, Sewer Revenue Refunding Bonds, Series 1994,
                5.375%, 10/01/16                                                 10/02 at 102       Aaa      3,160,977

  1,005,000   City of Santa Monica, Wastewater Enterprise Revenue Bonds (Hyperion Project), 1993
                Refunding Series, 12.000%, 1/01/04                               No Opt. Call       Aaa      1,406,759

-----------------------------------------------------------------------------------------------------------------------
$110,460,000  Total Investments - (cost $114,068,390) - 98.4%                                              121,686,063
============-----------------------------------------------------------------------------------------------------------
              Temporary Investments in Short-Term Municipal Securities - 0.3%

 $  300,000   California Health Facilities Financing Authority (Sutter/CHS), Insured
                  Revenue 1996B, Variable Rate Demand Bonds, 3.650%, 7/01/12+                    VMIG-1        300,000

    100,000   Santa Clara County Transit District Refunding Equipment Trust
                Certificates, Variable Rate Demand Bonds, 4.050%, 6/01/15+                       VMIG-1        100,000
-----------------------------------------------------------------------------------------------------------------------
 $  400,000   Total Temporary Investments - 0.3%                                                               400,000
===========------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.3%                                                           1,578,676
              ---------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                           $123,664,739
              =========================================================================================================

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

STATEMENT OF NET ASSETS (UNAUDITED)
FEBRUARY 28, 1998


                                                        INSURED CALIFORNIA    INSURED CALIFORNIA            CALIFORNIA
                                                            PREMIUM INCOME      PREMIUM INCOME 2        PREMIUM INCOME
ASSETS
Investments in municipal securities, at market value (note 1) $148,991,024          $274,513,273          $121,686,063
Temporary investments in short-term municipal securities,
at amortized cost, which approximates market value (note 1)             --             1,000,000               400,000
Cash                                                               498,034                17,143               289,017
Interest receivable                                              2,214,392             4,613,060             1,814,314
Other assets                                                        14,335                29,124                 9,528
----------------------------------------------------------------------------------------------------------------------

      Total assets                                             151,717,785           280,172,600           124,198,922
----------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                2,898,107                   --                    --
Accrued expenses:
   Management fees (note 6)                                         73,937               137,887                61,789
   Other                                                            67,313                79,870               100,576
Preferred share dividends payable                                   14,790                23,418                18,963
Common share dividends payable                                     432,361               779,818               352,855
----------------------------------------------------------------------------------------------------------------------

      Total liabilities                                          3,486,508             1,020,993               534,183
----------------------------------------------------------------------------------------------------------------------
Net assets (note 7)                                           $148,231,277          $279,151,607          $123,664,739
======================================================================================================================
Preferred shares, at liquidation value                        $ 45,000,000          $ 95,000,000          $ 43,000,000
======================================================================================================================
Preferred shares outstanding                                         1,800                 3,800                 1,720
======================================================================================================================
Common shares outstanding                                        6,405,350            12,577,707             5,737,479
======================================================================================================================
Net asset value per Common share outstanding (net assets less Preferred shares at liquidation value,
   divided by Common shares outstanding)                          $  16.12              $  14.64              $  14.06
======================================================================================================================
                                 See accompanying notes to financial statements.

STATEMENT OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED FEBRUARY 28, 1998
                                                        INSURED CALIFORNIA    INSURED CALIFORNIA            CALIFORNIA
                                                            PREMIUM INCOME      PREMIUM INCOME 2        PREMIUM INCOME
INVESTMENT INCOME
Tax-exempt interest income (note 1)                             $3,921,459           $ 7,317,921            $3,345,127
EXPENSES
Management fees (note 6)                                           470,639               879,776               395,314
Preferred shares - auction fees                                     55,788               117,773                53,308
Preferred shares - dividend disbursing agent fees                    4,959                 9,917                 4,959
Shareholders' servicing agent fees and expenses                      7,540                11,458                 5,620
Custodian's fees and expenses                                       20,044                26,799                19,512
Directors'/Trustees' fees and expenses (note 6)                        569                 1,077                   478
Professional fees                                                    8,869                 9,052                 8,639
Shareholders' reports - printing and mailing expenses               17,668                30,737                17,059
Stock exchange listing fees                                          8,018                12,031                 2,661
Investor relations expense                                           5,535                10,082                 4,610
Portfolio insurance expense                                          6,860                 3,155                    --
Other expenses                                                       7,249                10,004                 7,907
----------------------------------------------------------------------------------------------------------------------
Total expenses                                                     613,738             1,121,861               520,067
----------------------------------------------------------------------------------------------------------------------

Net investment income                                            3,307,721             6,196,060             2,825,060
----------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investment transactions
   (notes 1 and 4)                                                     --                719,668               258,992
Net change in unrealized appreciation or depreciation
   of investments                                                4,679,752             6,561,610             2,369,979
----------------------------------------------------------------------------------------------------------------------

Net gain from investments                                        4,679,752             7,281,278             2,628,971
----------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                      $7,987,473           $13,477,338            $5,454,031
======================================================================================================================



                                 See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                 INSURED CALIFORNIA            INSURED CALIFORNIA
                                                                   PREMIUM INCOME               PREMIUM INCOME 2
                                                            SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED YEAR ENDED
                                                                 2/28/98        8/31/97        2/28/98       8/31/97
OPERATIONS
Net investment income                                          $ 3,307,721  $ 6,683,785      $ 6,196,060  $ 12,486,504
Net realized gain (loss) from investment transactions
  (notes 1 and 4)                                                       --      193,918          719,668        (7,580)
Net change in unrealized appreciation or depreciation
  of investments                                                 4,679,752    5,715,236        6,561,610     9,860,840
-----------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                       7,987,473   12,592,939       13,477,338    22,339,764
-----------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
From undistributed net investment income:
   Common shareholders                                          (2,620,247)  (5,188,336)      (4,678,788)   (9,357,929)
   Preferred shareholders                                         (706,667)  (1,443,769)      (1,529,628)   (2,950,385)
-----------------------------------------------------------------------------------------------------------------------

Decrease in net assets from distributions to shareholders       (3,326,914)  (6,632,105)      (6,208,416)  (12,308,314)
-----------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 2)
Net proceeds from Common shares issued to shareholders
   due to reinvestment of distributions                                 --           --               --            --
-----------------------------------------------------------------------------------------------------------------------

   Net increase in net assets                                    4,660,559    5,960,834        7,268,922    10,031,450
Net assets at beginning of period                              143,570,718  137,609,884      271,882,685   261,851,235
-----------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                   $148,231,277 $143,570,718     $279,151,607  $271,882,685
=======================================================================================================================

Balance of undistributed net investment income at
  end of period                                               $    341,100 $    360,293     $    633,223  $    645,579
=======================================================================================================================

                                                                                                   CALIFORNIA
                                                                                                 PREMIUM INCOME
                                                                                           SIX MONTHS ENDEDYEAR ENDED
                                                                                                2/28/98      8/31/97
OPERATIONS
Net investment income                                                                         $ 2,825,060  $ 5,658,432
Net realized gain (loss) from investment transactions (notes 1 and 4)                             258,992     (471,163)
Net change in unrealized appreciation or depreciation of investments                            2,369,979    5,537,743
-----------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                                                      5,454,031   10,725,012
-----------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
From undistributed net investment income:
   Common shareholders                                                                         (2,116,669)  (4,233,151)
   Preferred shareholders                                                                        (688,651)  (1,365,049)
-----------------------------------------------------------------------------------------------------------------------

Decrease in net assets from distributions to shareholders                                      (2,805,320)  (5,598,200)
-----------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 2)
Net proceeds from Common shares issued to shareholders due to
   reinvestment of distributions                                                                   20,665            --
-----------------------------------------------------------------------------------------------------------------------

   Net increase in net assets                                                                   2,669,376    5,126,812
Net assets at beginning of period                                                             120,995,363  115,868,551
-----------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                                                  $123,664,739  $120,995,363
=======================================================================================================================

Balance of undistributed net investment income at end of period                                $  264,059   $  244,319
=======================================================================================================================


                                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)




                  1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The California Funds (the "Funds") covered in this report and their corresponding stock exchange symbols are Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC), Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL) and Nuveen California Premium Income Municipal Fund
(NCU). Insured California Premium Income and Insured California Premium Income 2 are traded on the New York Stock Exchange while California Premium Income is traded on the American Stock Exchange.

Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of California. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

                  Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

                  Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At February 28, 1998, Insured California Premium Income had a delayed delivery purchase commitment of $2,898,107. There were no such outstanding purchase commitments in any of the other Funds.

                  Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

                  Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.01 per Common share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and California state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gain and market discount distributions are subject to federal taxation.

                  Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

                  Preferred Shares
The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate may change every seven days, as set by the Auction Agent. The number of shares outstanding, by Series and in total, for each Fund is as follows:

                              INSURED CALIFORNIA    INSURED CALIFORNIA            CALIFORNIA
                                  PREMIUM INCOME      PREMIUM INCOME 2        PREMIUM INCOME
Number of shares:
   Series M                                   --                    --                 1,720
   Series T                                1,800                 1,900                    --
   Series Th                                  --                 1,900                    --
--------------------------------------------------------------------------------------------
Total                                      1,800                 3,800                 1,720
============================================================================================

                  Insurance
Insured California Premium Income and Insured California Premium Income 2 invest in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. government or U.S. government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Funds' shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

                  Derivative Financial Instruments
The Funds may invest in transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended February 28, 1998.

                  Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.


                  2. FUND SHARES
There were no share transactions during the six months ended February 28, 1998, except for 1,502 shares issued to shareholders due to reinvestment of distributions by California Premium Income. There were no share transactions during the fiscal year ended August 31, 1997.

                  3. DISTRIBUTIONS TO COMMON SHAREHOLDERS
On March 2, 1998, the Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid April 1, 1998, to shareholders of record on March 15, 1998, as follows:

                                           INSURED CALIFORNIA    INSURED CALIFORNIA             CALIFORNIA
                                               PREMIUM INCOME      PREMIUM INCOME 2         PREMIUM INCOME

Dividend per share                                     $.0675                $.0620                 $.0615
==========================================================================================================


                  4. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments during the six months ended
February 28, 1998, were as follows:
                                           INSURED CALIFORNIA    INSURED CALIFORNIA             CALIFORNIA
                                               PREMIUM INCOME      PREMIUM INCOME 2         PREMIUM INCOME
Purchases:
   Investments in municipal securities             $4,326,182           $23,543,043            $ 9,162,377
   Temporary municipal investments                  4,300,000            14,400,000              6,600,000

Sales and Maturities:
   Investments in municipal securities                     --            18,927,166              4,597,108
   Temporary municipal investments                  6,100,000            18,200,000             11,200,000
==========================================================================================================

At February 28, 1998, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At August 31, 1997, the Funds' last fiscal year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:
                                           INSURED CALIFORNIA    INSURED CALIFORNIA             CALIFORNIA
                                               PREMIUM INCOME      PREMIUM INCOME 2         PREMIUM INCOME
Expiration year:
   2001                                            $  10,001             $       --             $       --
   2002                                                   --                     --              1,175,783
   2003                                             2,373,250             3,896,131              1,893,938
   2004                                               228,384             4,345,091              2,742,449
   2005                                               373,309             1,283,948              1,049,994
----------------------------------------------------------------------------------------------------------
Total                                              $2,984,944            $9,525,170             $6,862,164
==========================================================================================================

                  5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 1998, were as follows:

                                           INSURED CALIFORNIA    INSURED CALIFORNIA             CALIFORNIA
                                               PREMIUM INCOME      PREMIUM INCOME 2         PREMIUM INCOME
Gross unrealized:
   appreciation                                   $17,238,213           $17,839,169             $7,636,084
   depreciation                                            --                    --                (18,411)
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation                       $17,238,213           $17,839,169             $7,617,673
==========================================================================================================


                  6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Funds' investment management agreements with Nuveen Advisory Corp.
(the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund as follows:
AVERAGE DAILY NET ASSET VALUE            MANAGEMENT FEE
-------------------------------------------------------
For the first $125 million                   .6500 of 1%
For the next $125 million                    .6375 of 1
For the next $250 million                    .6250 of 1
For the next $500 million                    .6125 of 1
For the next $1 billion                      .6000 of 1
For net assets over $2 billion               .5875 of 1
=======================================================

The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

                  7. COMPOSITION OF NET ASSETS
At February 28, 1998, net assets consisted of:
                                           INSURED CALIFORNIA    INSURED CALIFORNIA             CALIFORNIA
                                               PREMIUM INCOME      PREMIUM INCOME 2         PREMIUM INCOME
Preferred shares, $25,000 stated value per share,
  at liquidation value                            $ 45,000,000          $ 95,000,000          $ 43,000,000
Common shares, $.01 par value per share                 64,054               125,777                57,375
Paid-in surplus                                     88,572,854           174,386,018            79,676,186
Balance of undistributed net investment income         341,100               633,223               264,059
Accumulated net realized gain (loss) from
  investment transactions                           (2,984,944)           (8,832,580)           (6,950,554)
Net unrealized appreciation of investments          17,238,213            17,839,169             7,617,673
----------------------------------------------------------------------------------------------------------
Net assets                                        $148,231,277          $279,151,607          $123,664,739
==========================================================================================================
Authorized shares:
   Common                                          200,000,000           200,000,000             Unlimited
   Preferred                                         1,000,000             1,000,000             Unlimited
==========================================================================================================

                                           FINANCIAL HIGHLIGHTS (UNAUDITED)
                                           Selected data for a Common share
                                           outstanding throughout each period
                                           is as follows:


                                                                                                      DIVIDENDS FROM TAX-EXEMPT
                                                               OPERATING PERFORMANCE                      NET INVESTMENT INCOME
                                                       -----------------------------         ----------------------------------

                                                                                 NET
                                                                          REALIZED &
                                  NET ASSET                NET            UNREALIZED
                                      VALUE            INVEST-           GAIN (LOSS)                   TO                    TO
                                  BEGINNING               MENT          FROM INVEST-               COMMON             PREFERRED
                                  OF PERIOD             INCOME                 MENTS         SHAREHOLDERS         SHAREHOLDERS+
INSURED CALIFORNIA
PREMIUM INCOME
Six months ended
   2/28/98                           $15.39              $ .51                $  .74               $(.41)                $(.11)
Year ended 8/31:
   1997                               14.46               1.04                   .93                (.81)                 (.23)
   1996                               14.41               1.05                   .02                (.79)                 (.23)
   1995                               13.72               1.05                   .73                (.83)                 (.26)
   1994                               15.31               1.07                 (1.61)               (.85)                 (.20)
11/19/92 to
   8/31/93                            14.05                .64                  1.45                (.50)                 (.11)
INSURED CALIFORNIA
PREMIUM INCOME 2
Six months ended
   2/28/98                            14.06                .49                   .58                (.37)                 (.12)
Year ended 8/31:
   1997                               13.27                .99                   .77                (.74)                 (.23)
   1996                               13.01               1.00                   .24                (.74)                 (.24)
   1995                               12.75               1.02                   .30                (.79)                 (.27)
   1994                               14.57               1.02                 (1.85)               (.82)                 (.17)
3/18/93 to
   8/31/93                            14.05                .25                   .65                (.19)                 (.02)
CALIFORNIA
PREMIUM INCOME
Six months ended
   2/28/98                            13.60                .49                   .46                (.37)                 (.12)
Year ended 8/31:
   1997                               12.70                .99                   .89                (.74)                 (.24)
   1996                               12.43                .98                   .27                (.74)                 (.24)
   1995                               12.01               1.00                   .47                (.77)                 (.28)
   1994                               14.47                .97                 (2.26)               (.82)                 (.17)
6/18/93 to
   8/31/93                            14.05                .08                   .44                  --                    --
================================================================================================================================
                      DISTRIBUTIONS FROM CAPITAL GAINS
                      --------------------------------
                                                                                                           PER            TOTAL
                                                           ORGANIZATION                                 COMMON          INVEST-
                                                           AND OFFERING                                  SHARE             MENT
                                                              COSTS AND                                 MARKET           RETURN
                                     TO             TO  PREFERRED SHARE         NET ASSET                VALUE               ON
                                 COMMON      PREFERRED     UNDERWRITING         VALUE END               END OF           MARKET
                           SHAREHOLDERS  SHAREHOLDERS+        DISCOUNTS         OF PERIOD               PERIOD          VALUE**
INSURED CALIFORNIA
PREMIUM INCOME
Six months ended
   2/28/98                          $--            $--              $--            $16.12             $15.7500           11.56%
Year ended 8/31:
   1997                              --             --               --             15.39              14.5000           10.69
   1996                              --             --               --             14.46              13.8750           15.39
   1995                              --             --               --             14.41              12.7500            4.67
   1994                              --             --               --             13.72              13.0000          (10.88)
11/19/92 to
   8/31/93                           --             --                (.22)         15.31              15.5000            6.80
INSURED CALIFORNIA
PREMIUM INCOME 2
Six months ended
   2/28/98                           --             --               --             14.64              14.6250           11.25
Year ended 8/31:
   1997                              --             --               --             14.06              13.5000           14.36
   1996                              --             --               --             13.27              12.5000           15.36
   1995                              --             --               --             13.01              11.5000            3.55
   1994                              --             --               --             12.75              11.8750          (15.01)
3/18/93 to
   8/31/93                           --             --                (.17)         14.57              14.8750             .49
CALIFORNIA
PREMIUM INCOME
Six months ended
   2/28/98                           --             --               --             14.06              14.0625           10.09
Year ended 8/31:
   1997                              --             --               --             13.60              13.1250           17.16
   1996                              --             --               --             12.70              11.8750           17.51
   1995                              --             --               --             12.43              10.7500            3.65
   1994                               (.02)         --                (.16)         12.01              11.1250          (20.07)
6/18/93 to
   8/31/93                           --             --                (.10)         14.47              14.8750            (.83)
==============================================================================================================================
                                                                           RATIOS/SUPPLEMENTAL DATA
                                                            ---------------------------------------------------------------
                                                                                                     RATIO OF
                                                                                                          NET
                                                TOTAL        NET ASSETS          RATIO OF          INVESTMENT
                                            RETURN ON            END OF          EXPENSES               INCOME    PORTFOLIO
                                            NET ASSET        PERIOD (IN        TO AVERAGE          TO AVERAGE      TURNOVER
                                              VALUE**        THOUSANDS)      NET ASSETS++        NET ASSETS++          RATE
INSURED CALIFORNIA
PREMIUM INCOME
Six months ended
   2/28/98                                       7.46%        $148,231               .85%*              4.56%*         -- %
Year ended 8/31:
   1997                                         12.30          143,571               .85                4.74              9
   1996                                          5.83          137,610               .85                4.81              9
   1995                                         11.68          137,323               .89                5.10             24
   1994                                         (4.99)         132,806               .85                4.94             29
11/19/92 to
   8/31/93                                      12.73          142,812               .88*               4.45*            20
INSURED CALIFORNIA
PREMIUM INCOME 2
Six months ended
   2/28/98                                       6.83          279,152               .82*               4.52*             7
Year ended 8/31:
   1997                                         11.82          271,883               .83                4.67             24
   1996                                          7.76          261,851               .83                4.73             27
   1995                                          8.80          258,628               .84                5.11             24
   1994                                         (7.07)         255,244               .84                4.80             24
3/18/93 to
   8/31/93                                       5.11          277,948               .86*               3.46*            --
CALIFORNIA
PREMIUM INCOME
Six months ended
   2/28/98                                       6.15          123,665               .86*               4.65*             4
Year ended 8/31:
   1997                                         13.20          120,995               .86                4.76             44
   1996                                          8.15          115,869               .88                4.83             25
   1995                                         10.53          114,304              1.05                5.08             26
   1994                                        (11.51)          69,710               .95                4.79             40
6/18/93 to
   8/31/93                                       2.99           51,487              1.19*               3.33*            --
=============================================================================================================================

*Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distribution, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. Total returns are not annualized.
+ The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders.

Building Better Portfolios with Nuveen

Reducing the impact of taxes and moderating risk are important goals for many risk- sensitive investors seeking to build better portfolios. For these investors, a tax-efficient, risk-resistant investment portfolio often forms the foundation of a carefully crafted financial plan for building and sustaining wealth. Nuveen is committed to providing investors and their financial advisers with a range of products and investment tools to help build better portfolios.


Exchange-Traded Funds
Nuveen Exchange-Traded Funds offer investors actively managed portfolios of investment-grade quality municipal bonds. The fund shares are listed and traded on the New York and American stock exchanges. Exchange-traded funds provide the investment convenience, price visibility and liquidity of common stocks.


MuniPreferred(R)
Nuveen MuniPreferred offers investors a AAA-rated investment with an attractive tax-free yield for the cash reserves portion of an investment portfolio. MuniPreferred shares are backed 2-to-1 by the long-term portfolios of Nuveen dual-class exchange-traded funds and are available for national as well as a wide variety of state-specific portfolios.


Mutual Funds
Nuveen Mutual Funds offer investors access to the Nuveen family of premier advisers, including Nuveen Advisory Corp., Institutional Capital Corp. and Rittenhouse Financial Services. Our equity, balanced and income funds seek to provide consistent performance, time-tested strategies to reduce risk and experienced, professional management.


Private Asset Management
Rittenhouse Financial Services and Nuveen Asset Management offer comprehensive, customized investment management solutions to investors with assets of $250,000 or more. A range of actively managed growth, balanced and municipal income-oriented portfolios are available, all based upon a disciplined investment philosophy.


Unit Trusts
Nuveen Unit Trusts are fixed portfolios of quality securities that are a convenient, attractive alternative to purchasing individual securities. They provide low-cost diversification to reduce risk, experienced, professional security selection and surveillance, and daily liquidity at that day's net asset value for quick access to your assets.


NUVEEN FAMILY OF MUTUAL FUNDS
Nuveen offers a variety of funds designed to help you reach your financial goals.

GROWTH
Nuveen Rittenhouse
Growth Fund

GROWTH AND INCOME
Growth and
Income Stock Fund

Balanced Stock
and Bond Fund

Balanced Municipal
and Stock Fund

TAX-FREE
INCOME
NATIONAL FUNDS
Long-Term
Insured
Intermediate-Term
Limited Term

STATE FUNDS
Alabama
Arizona
California
Colorado
Connecticut
Florida
Georgia
Kansas
Kentucky
Louisiana
Maryland
Massachusetts
Michigan
Missouri
New Jersey
New Mexico
New York
North Carolina
Ohio
Pennsylvania
South Carolina
Tennessee
Virginia
Wisconsin

Fund Information


BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Anthony T. Dean
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606



CUSTODIAN
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413
(800) 257-8787

LEGAL COUNSEL
Fried, Frank, Harris,
Shriver & Jacobson
Washington, D.C.

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the 12-month period ended February 28, 1998. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors for Generations

Photo of: JOHN NUVEEN, SR.



Since our founding in 1898, John Nuveen &Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for risk-sensitive individuals seeking to build and sustain wealth. In fact, more than 1.3 million investors have trusted Nuveen to help them maintain the lifestyle they currently enjoy.

The cornerstone of Nuveen's investment philosophy is a commitment to disciplined long-term investment strategies focused on providing consistent, attractive performance over time - with moderated risk. We emphasize quality securities carefully chosen through in-depth research, and we follow those securities closely over time to ensure that they continue to meet our exacting standards.

Whether your focus is long-term growth, dependable current income or sustaining accumulated wealth, Nuveen offers a wide variety of products and services to help meet your unique circumstances and financial planning needs. Our equity, balanced, and income funds, along with our unit trusts and private asset management, can form the foundation of a tax-efficient and risk-resistant portfolio.

Talk with your financial adviser to learn more about how Nuveen investment products and services can help you build and sustain your long-term financial security. Or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.



GRAPHIC:

1898-1998

NUVEEN

OUR SECOND CENTURY helping investors sustain the wealth of a lifetime.(tm)



John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

www.nuveen.com

FSA-2-2.98